UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

OAK RIDGE SMALL CAP GROWTH FUND

OAK RIDGE INTERNATIONAL SMALL CAP FUND

OAK RIDGE DYNAMIC SMALL CAP FUND

OAK RIDGE DISCIPLINED GROWTH FUND

OAK RIDGE MULTI STRATEGY FUND

(FORMERLY OAK RIDGE LARGE CAP GROWTH FUND)

OAK RIDGE DIVIDEND GROWTH FUND

NOVEMBER 30, 2017

Oak Ridge Investments | www.oakridgefunds.com

Oak Ridge Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	37
Notes to Financial Statements	51
Supplemental Information	67
Expense Examples	74

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 103.2%
	Consumer Discretionary – 20.5%
690,000	American Eagle Outfitters, Inc.	$11,095,200
190,000	Bright Horizons Family Solutions, Inc.*	16,900,500
170,000	Burlington Stores, Inc.*	18,082,900
275,000	Core-Mark Holding Co., Inc.	9,119,000
205,000	Duluth Holdings, Inc. - Class B*	3,892,950
295,000	Five Below, Inc.*	18,231,000
105,000	LKQ Corp.*	4,139,100
365,000	Ollie's Bargain Outlet Holdings, Inc.*	17,319,250
385,000	Planet Fitness, Inc. - Class A*	12,462,450
145,000	Pool Corp.	18,217,800
		129,460,150
	Consumer Staples – 3.7%
430,000	elf Beauty, Inc.*	9,528,800
355,000	Snyder's-Lance, Inc.	13,731,400
		23,260,200
	Energy – 0.9%
155,000	RSP Permian, Inc.*	5,693,150

	Financials – 6.8%
230,000	Ameris Bancorp	11,408,000
240,000	Home BancShares, Inc.	5,712,000
160,000	Pinnacle Financial Partners, Inc.	10,984,000
300,000	PRA Group, Inc.*	10,440,000
80,000	Stifel Financial Corp.	4,499,200
		43,043,200
	Health Care – 24.6%
40,000	ABIOMED, Inc.*	7,793,600
230,000	Acadia Healthcare Co., Inc.*	7,320,900
160,000	Aduro Biotech, Inc.*	1,520,000
275,000	Corcept Therapeutics, Inc.*	4,933,500
255,000	DBV Technologies S.A. - ADR* 1	5,824,200
535,000	Globus Medical, Inc. - Class A*	20,335,350
180,000	La Jolla Pharmaceutical Co.*	6,003,000
165,000	Ligand Pharmaceuticals, Inc. - Class B*	21,755,250
150,000	Nevro Corp.*	11,223,000
410,000	Omnicell, Inc.*	21,484,000
120,000	Pacira Pharmaceuticals, Inc.*	5,544,000
30,000	Penumbra, Inc.*	3,159,000
120,000	Prothena Corp. PLC* 1	5,578,800
345,000	Retrophin, Inc.*	7,776,300
135,000	Sage Therapeutics, Inc.*	12,475,350
115,000	Sarepta Therapeutics, Inc.*	6,402,050

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
155,000	Supernus Pharmaceuticals, Inc.*	$5,859,000
		154,987,300
	Industrials – 17.8%
265,000	A.O. Smith Corp.	16,806,300
83,147	Advanced Disposal Services, Inc.*	1,939,820
295,000	Beacon Roofing Supply, Inc.*	18,903,600
330,000	Colfax Corp.*	12,295,800
70,000	John Bean Technologies Corp.	8,382,500
260,000	KEYW Holding Corp.*	1,427,400
50,000	Middleby Corp.*	6,376,000
225,000	On Assignment, Inc.*	14,391,000
35,000	Waste Connections, Inc.[1]	2,409,050
100,000	Watsco, Inc.	16,750,000
555,000	Welbilt, Inc.*	12,454,200
		112,135,670
	Information Technology – 25.6%
110,000	Acacia Communications, Inc.*	4,254,800
150,000	Alarm.com Holdings, Inc.*	6,148,500
165,000	Benefitfocus, Inc.*	4,471,500
175,000	Cavium, Inc.*	14,959,000
270,000	Envestnet, Inc.*	13,270,500
165,000	EPAM Systems, Inc.*	16,737,600
165,000	Euronet Worldwide, Inc.*	15,072,750
210,000	Fortinet, Inc.*	8,832,600
125,000	Gigamon, Inc.*	4,856,250
150,000	GrubHub, Inc.*	10,134,000
180,000	Inphi Corp.*	7,392,600
70,000	Littelfuse, Inc.	14,203,000
160,000	MAXIMUS, Inc.	11,052,800
90,000	Silicon Laboratories, Inc.*	8,199,000
120,000	WEX, Inc.*	15,446,400
115,000	Wix.com Ltd.* 1	6,313,500
		161,344,800
	Real Estate – 3.3%
370,000	STAG Industrial, Inc. - REIT	10,471,000
275,000	Terreno Realty Corp. - REIT	10,340,000
		20,811,000
	Total Common Stocks (Cost $452,270,035)	650,735,470

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Mutual Funds – 2.1%
964,949	Oak Ridge International Small Cap Fund - Class I2	$13,605,787

	Total Mutual Funds (Cost $9,681,195)	13,605,787

	Short-Term Investments – 3.8%
23,709,083	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.96%[3]	23,709,083

	Total Short-Term Investments (Cost $23,709,083)	23,709,083

	Total Investments – 109.1% (Cost $485,660,313)	688,050,340
	Liabilities in Excess of Other Assets – (9.1)%	(57,678,695)

	Total Net Assets – 100.0%	$630,371,645

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	25.6%
Health Care	24.6%
Consumer Discretionary	20.5%
Industrials	17.8%
Financials	6.8%
Consumer Staples	3.7%
Real Estate	3.3%
Energy	0.9%
Total Common Stocks	103.2%
Mutual Funds	2.1%
Short-Term Investments	3.8%
Total Investments	109.1%
Liabilities in Excess of Other Assets	(9.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.2%
	Australia – 2.3%
34,700	Appen Ltd.	$187,397
97,667	Costa Group Holdings Ltd.	465,398
56,148	Northern Star Resources Ltd.	247,593
97,427	Regis Resources Ltd.	289,606
151,247	Sandfire Resources NL	710,418
42,022	Southern Cross Media Group Ltd.	36,711
		1,937,123
	Austria – 0.7%
12,330	Oesterreichische Post A.G.	556,185

	Belgium – 0.9%
73,778	AGFA-Gevaert N.V.*	335,610
2,642	Cie d'Entreprises CFE	382,842
		718,452
	China – 6.5%
762,000	Beijing Capital International Airport Co., Ltd. - Class H	1,125,897
1,244,000	China Communications Services Corp. Ltd. - Class H	790,023
456,000	Fu Shou Yuan International Group Ltd.	360,236
174,000	Johnson Electric Holdings Ltd.	687,293
1,774,000	Lonking Holdings Ltd.	629,175
36,400	Man Wah Holdings Ltd.	31,599
240,000	Melco International Development Ltd.	689,867
1,695,000	Sinotrans Ltd. - Class H	850,734
22,800	VTech Holdings Ltd.	327,541
		5,492,365
	Denmark – 2.9%
39,151	Bavarian Nordic A/S*	1,474,478
5,266	GN Store Nord A/S	165,734
2,807	Rockwool International A/S - B Shares	772,103
		2,412,315
	Finland – 1.8%
36,846	Finnair OYJ	525,369
54,459	Valmet OYJ	1,003,363
		1,528,732
	France – 1.8%
72,055	Derichebourg S.A.	784,698
20,334	Metropole Television S.A.	534,851
5,746	Tarkett S.A.	224,656
		1,544,205
	Germany – 4.9%
106,328	Deutz A.G.	885,856

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Germany (Continued)
19,125	Hamburger Hafen und Logistik A.G.	$562,460
16,432	Jenoptik A.G.	536,455
16,945	Jungheinrich A.G.	757,907
6,718	Leoni A.G.	494,855
17,094	RIB Software S.E.	390,932
680	Siltronic A.G.*	101,004
1,335	XING SE	417,088
		4,146,557
	Gibraltar – 0.6%
146,010	888 Holdings PLC	512,437

	Italy – 2.8%
14,475	Amplifon S.p.A.	226,204
371,594	Beni Stabili S.p.A. SIIQ - REIT	340,105
22,463	Biesse S.p.A.	1,164,055
10,869	Reply S.p.A.	625,336
		2,355,700
	Japan – 34.8%
19,400	AOKI Holdings, Inc.	282,696
24,500	Arcs Co., Ltd.	564,690
5,000	Asanuma Corp.	17,637
47,900	Benesse Holdings, Inc.	1,685,406
10,300	BML, Inc.	247,650
2,000	Canon Marketing Japan, Inc.	51,002
228,000	Clarion Co., Ltd.	883,273
1,900	cocokara fine, Inc.	118,175
3,400	Daiwabo Holdings Co., Ltd.	132,623
24,500	Doutor Nichires Holdings Co., Ltd.	584,282
3,600	EDION Corp.	40,336
188,900	FIDEA Holdings Co., Ltd.	342,402
13,000	Fuji Soft, Inc.	400,240
55,200	Geo Holdings Corp.	1,116,801
1,900	Glory Ltd.	67,360
13,900	Heiwado Co., Ltd.	299,132
255,000	Hitachi Zosen Corp.	1,318,673
46,200	Hokuhoku Financial Group, Inc.	687,592
14,300	Iwatani Corp.	430,734
203,100	JVC Kenwood Corp.	622,591
15,400	Kaga Electronics Co., Ltd.	430,343
32,000	Kanamoto Co., Ltd.	1,101,782
1,300	Keihin Corp.	25,458
26,200	Kohnan Shoji Co., Ltd.	544,742

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
6,600	Komeri Co., Ltd.	$187,658
30,200	KYORIN Holdings, Inc.	575,046
68,000	Marudai Food Co., Ltd.	299,685
200,000	Meidensha Corp.	824,559
20,700	Miraca Holdings, Inc.	896,641
19,400	Mitsui Matsushima Co., Ltd.	240,119
3,400	Mitsui Sugar Co., Ltd.	138,967
15,400	NEC Networks & System Integration Corp.	400,650
37,000	Nippon Soda Co., Ltd.	245,253
103,000	Nippon Suisan Kaisha Ltd.	561,926
10,300	Nishio Rent All Co., Ltd.	350,975
14,800	Nisshin Oillio Group Ltd.	454,343
2,200	Nittetsu Mining Co., Ltd.	149,931
14,400	Ogaki Kyoritsu Bank Ltd.	368,621
58,200	Osaki Electric Co., Ltd.	410,598
18,800	Plenus Co., Ltd.	391,886
59,900	Round One Corp.	919,696
9,300	Ryobi Ltd.	240,133
89,500	Sega Sammy Holdings, Inc.	1,079,932
92,400	Seino Holdings Co., Ltd.	1,455,642
15,400	Shinko Shoji Co., Ltd.	269,837
136,900	Shinmaywa Industries Ltd.	1,310,065
3,000	Shinsho Corp.	81,034
8,000	St Marc Holdings Co., Ltd.	219,290
14,300	Studio Alice Co., Ltd.	333,152
33,100	Toho Holdings Co., Ltd.	686,146
58,800	Tokyo Dome Corp.	579,928
34,800	Toppan Forms Co., Ltd.	377,236
177,000	Toshiba TEC Corp.	1,113,475
22,300	UACJ Corp.	576,596
6,100	Valor Holdings Co., Ltd.	141,843
19,400	Warabeya Nichiyo Co., Ltd.	516,265
14,300	Xebio Holdings Co., Ltd.	262,634
16,000	Yuasa Trading Co., Ltd.	560,131
		29,215,513
	Netherlands – 3.7%
31,472	BE Semiconductor Industries N.V.	2,583,461
11,681	Eurocommercial Properties N.V.	494,169
		3,077,630
	Norway – 4.1%
79,976	Grieg Seafood A.S.A.	728,191

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Norway (Continued)
41,753	Salmar A.S.A.	$1,223,055
60,072	TGS Nopec Geophysical Co. A.S.A.	1,447,735
		3,398,981
	Portugal – 0.1%
14,290	CTT-Correios de Portugal S.A.	55,276

	Singapore – 4.4%
304,100	Hi-P International Ltd.	394,613
557,500	IGG, Inc.	546,065
178,200	Venture Corp. Ltd.	2,774,877
		3,715,555
	Spain – 2.7%
78,827	Ence Energia y Celulosa S.A.	515,068
152,297	Mediaset Espana Comunicacion S.A.	1,773,657
		2,288,725
	Sweden – 6.0%
73,339	Axfood A.B.	1,380,746
11,405	Evolution Gaming Group A.B.[1]	753,430
27,633	Loomis A.B. - Class B	1,138,859
4,348	Nolato A.B. - B Shares	279,963
74,542	Peab A.B.	670,086
20,425	Swedish Orphan Biovitrum A.B.*	281,329
21,082	Wihlborgs Fastigheter A.B.	490,847
		4,995,260
	Switzerland – 3.1%
3,727	Bobst Group S.A.	473,546
2,385	Bucher Industries A.G.	947,285
1,124	Inficon Holding A.G. *	668,367
2,345	Tecan Group A.G.	483,159
		2,572,357
	United Kingdom – 12.1%
42,255	Bodycote PLC	495,471
125,951	Booker Group PLC	373,049
149,427	Electrocomponents PLC	1,275,202
51,874	Greggs PLC	931,683
571,714	Hays PLC	1,424,259
54,585	HomeServe PLC	590,218
42,158	Inchcape PLC	425,343
177,145	Pagegroup PLC	1,128,419
110,961	Redrow PLC	904,916
130,747	SSP Group PLC	1,141,428

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
101,693	Thomas Cook Group PLC	$162,978
47,573	WH Smith PLC	1,345,993
		10,198,959
	Total Common Stocks (Cost $72,549,331)	80,722,327

	Exchange-Traded Funds – 1.5%
	United States – 1.5%
20,000	iShares MSCI EAFE Small-Cap ETF	1,272,400

	Total Exchange-Traded Funds (Cost $1,246,015)	1,272,400

	Short-Term Investments – 1.2%
1,030,834	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.96%[2]	1,030,834

	Total Short-Term Investments (Cost $1,030,834)	1,030,834

	Total Investments – 98.9% (Cost $74,826,180)	83,025,561
	Other Assets in Excess of Liabilities – 1.1%	935,652

	Total Net Assets – 100.0%	$83,961,213

ETF- Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value of such investments is 0.90% of Net Assets. The total value of these securities is $753,430.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	31.5%
Consumer Discretionary	23.7%
Information Technology	16.2%
Consumer Staples	8.7%
Health Care	6.4%
Materials	3.3%
Energy	1.7%
Financials	1.7%
Real Estate	1.6%
Telecommunication Services	0.9%
Communications	0.5%
Total Common Stocks	96.2%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.2%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.1%
	Consumer Discretionary – 12.6%
4,060	Caleres, Inc.	$132,518
23,280	Callaway Golf Co.	337,793
1,270	Hooker Furniture Corp.	63,500
910	Johnson Outdoors, Inc. - Class A	66,557
8,570	La-Z-Boy, Inc.	281,953
4,690	Malibu Boats, Inc. - Class A*	146,610
7,850	MDC Holdings, Inc.	281,187
8,730	Modine Manufacturing Co.*	199,917
643	Movado Group, Inc.	18,872
2,630	Oxford Industries, Inc.	181,470
24,840	Skechers U.S.A., Inc. - Class A*	871,884
10,500	Steven Madden Ltd.*	448,875
5,870	Tenneco, Inc.	348,737
5,950	William Lyon Homes - Class A*	177,548
		3,557,421
	Consumer Staples – 1.8%
6,405	Central Garden & Pet Co. - Class A*	247,041
940	J&J Snack Foods Corp.	142,043
2,650	Weis Markets, Inc.	109,101
		498,185
	Energy – 4.6%
15,950	Delek U.S. Holdings, Inc.	529,859
6,740	Exterran Corp.*	206,514
17,750	Newpark Resources, Inc.*	157,088
17,850	Pacific Ethanol, Inc.*	80,325
7,270	Par Pacific Holdings, Inc.*	150,925
5,720	PBF Energy, Inc. - Class A	185,156
		1,309,867
	Financials – 11.9%
8,630	American Equity Investment Life Holding Co.	273,830
5,020	Bancorp, Inc.*	48,543
10,220	Enova International, Inc.*	151,767
12,580	First Commonwealth Financial Corp.	189,958
44,090	FNB Corp.	625,637
2,920	Guaranty Bancorp	84,826
4,580	Meridian Bancorp, Inc.	92,287
3,580	NewStar Financial, Inc.	42,244
14,400	NMI Holdings, Inc. - Class A*	245,520
11,850	Northwest Bancshares, Inc.	200,621
2,190	Peapack Gladstone Financial Corp.	77,154
1,470	Sandy Spring Bancorp, Inc.	57,903

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
26,710	TCF Financial Corp.	$542,480
15,250	Third Point Reinsurance Ltd.* 1	258,487
17,430	Universal Insurance Holdings, Inc.	460,152
		3,351,409
	Health Care – 7.9%
15,030	Catalent, Inc.*	598,044
610	Chemed Corp.	150,023
5,410	CytomX Therapeutics, Inc.*	111,987
3,480	Genomic Health, Inc.*	105,409
7,450	LeMaitre Vascular, Inc.	245,329
6,810	LHC Group, Inc.*	447,894
2,390	Orthofix International N.V.* 1	129,586
3,540	Phibro Animal Health Corp. - Class A	122,838
11,724	Quality Systems, Inc.*	169,177
3,610	Supernus Pharmaceuticals, Inc.*	136,458
		2,216,745
	Industrials – 31.6%
3,218	ACCO Brands Corp.*	42,317
1,558	Alamo Group, Inc.	183,766
7,250	Applied Industrial Technologies, Inc.	463,637
6,850	ArcBest Corp.	259,272
2,500	Brady Corp. - Class A	97,750
5,160	Comfort Systems USA, Inc.	221,622
1,000	CSW Industrials, Inc.*	48,100
1,930	DXP Enterprises, Inc.*	53,654
3,310	Encore Wire Corp.	154,246
9,037	Federal Signal Corp.	194,295
2,694	Forward Air Corp.	153,288
11,820	H&E Equipment Services, Inc.	439,586
13,600	Harsco Corp.*	245,480
7,190	Insperity, Inc.	847,701
14,460	Interface, Inc.	360,777
3,210	ITT, Inc.	173,982
1,740	Kadant, Inc.	178,002
3,393	Kelly Services, Inc. - Class A	98,906
6,780	Knoll, Inc.	147,601
3,810	Landstar System, Inc.	393,192
14,480	MasTec, Inc.*	649,428
3,770	McGrath RentCorp	180,206
2,200	Moog, Inc. - Class A*	185,042
3,200	MYR Group, Inc.*	113,792

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
2,760	Patrick Industries, Inc.*	$279,312
2,262	Ply Gem Holdings, Inc.*	40,264
10,620	Primoris Services Corp.	297,254
4,710	Saia, Inc.*	309,918
4,520	SP Plus Corp.*	177,184
5,940	Spartan Motors, Inc.	94,743
14,880	TriNet Group, Inc.*	666,029
19,980	Universal Forest Products, Inc.	782,417
1,816	Viad Corp.	104,602
3,530	WESCO International, Inc.*	231,391
1,270	Willdan Group, Inc.*	32,182
		8,900,938
	Information Technology – 17.4%
18,800	A10 Networks, Inc.*	150,776
20,150	ADTRAN, Inc.	465,465
8,270	Axcelis Technologies, Inc.*	264,640
17,420	Ciena Corp.*	378,885
8,410	Diodes, Inc.*	246,413
5,710	DST Systems, Inc.	357,332
23,730	FormFactor, Inc.*	389,172
5,470	LivePerson, Inc.*	60,717
3,000	ManTech International Corp. - Class A	152,940
7,310	MKS Instruments, Inc.	689,333
10,460	QuinStreet, Inc.*	111,817
5,660	Ribbon Communications, Inc.*	43,978
2,320	Rogers Corp.*	373,752
3,620	Super Micro Computer, Inc.*	79,821
1,120	TeleTech Holdings, Inc.	45,360
27,200	Travelport Worldwide Ltd.[1]	364,208
12,720	Verint Systems, Inc.*	556,500
7,560	Web.com Group, Inc.*	173,880
		4,904,989
	Materials – 6.5%
22,250	Boise Cascade Co.	856,625
9,140	Ferro Corp.*	231,699
1,520	Greif, Inc. - Class A	82,946
2,920	Innospec, Inc.	208,488
4,130	Koppers Holdings, Inc.*	206,087
3,500	Materion Corp.	171,150

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials (Continued)
6,580	Mercer International, Inc.	$93,107
		1,850,102
	Real Estate – 2.8%
3,320	PS Business Parks, Inc. - REIT	440,099
2,560	Urstadt Biddle Properties, Inc. - REIT	60,723
12,770	Xenia Hotels & Resorts, Inc. - REIT	280,813
		781,635
	Utilities – 1.0%
10,180	Atlantica Yield PLC[1]	228,745
1,250	Hawaiian Electric Industries, Inc.	47,937
		276,682
	Total Common Stocks (Cost $24,651,043)	27,647,973

	Short-Term Investments – 2.0%
563,110	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.96%[2]	563,110

	Total Short-Term Investments (Cost $563,110)	563,110

	Total Investments – 100.1% (Cost $25,214,153)	28,211,083
	Liabilities in Excess of Other Assets – (0.1)%	(32,772)
	Total Net Assets – 100.0%	$28,178,311

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	31.6%
Information Technology	17.4%
Consumer Discretionary	12.6%
Financials	11.9%
Health Care	7.9%
Materials	6.5%
Energy	4.6%
Real Estate	2.8%
Consumer Staples	1.8%
Utilities	1.0%
Total Common Stocks	98.1%
Short-Term Investments	2.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.7%
	Consumer Discretionary – 16.2%
516	Amazon.com, Inc.*	$607,203
7,108	Comcast Corp. - Class A	266,834
3,011	LKQ Corp.*	118,694
151	Priceline Group, Inc.*	262,696
4,503	Ross Stores, Inc.	342,363
1,381	Ulta Beauty, Inc.*	306,182
3,209	VF Corp.	234,129
2,224	Yum! Brands, Inc.	185,637
		2,323,738
	Consumer Staples – 5.5%
2,652	Church & Dwight Co., Inc.	124,883
1,758	Costco Wholesale Corp.	324,228
1,961	PepsiCo, Inc.	228,496
2,686	Snyder's-Lance, Inc.	103,894
		781,501
	Energy – 0.8%
1,189	EOG Resources, Inc.	121,658

	Financials – 2.0%
4,073	Intercontinental Exchange, Inc.	291,016

	Health Care – 18.9%
719	ABIOMED, Inc.*	140,090
1,462	Acadia Healthcare Co., Inc.*	46,535
870	Aetna, Inc.	156,757
1,422	Alexion Pharmaceuticals, Inc.*	156,150
412	Biogen, Inc.*	132,734
2,402	Danaher Corp.	226,653
3,632	Eli Lilly & Co.	307,412
1,886	Globus Medical, Inc. - Class A*	71,687
975	Incyte Corp.*	96,515
853	Ligand Pharmaceuticals, Inc. - Class B*	112,468
1,441	Nevro Corp.*	107,816
1,681	Pacira Pharmaceuticals, Inc.*	77,662
2,298	Sage Therapeutics, Inc.*	212,358
2,071	Stryker Corp.	323,076
2,344	UnitedHealth Group, Inc.	534,831
		2,702,744
	Industrials – 12.2%
3,911	AMETEK, Inc.	284,291
1,938	Fortive Corp.	144,672

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
2,077	Illinois Tool Works, Inc.	$351,532
707	TransDigm Group, Inc.	200,639
1,601	Verisk Analytics, Inc. - Class A*	154,368
6,586	Waste Connections, Inc.[1]	453,314
2,054	XPO Logistics, Inc.*	162,328
		1,751,144
	Information Technology – 37.1%
453	Alphabet, Inc. - Class A*	469,385
470	Alphabet, Inc. - Class C*	480,063
1,996	ANSYS, Inc.*	295,787
6,023	Apple, Inc.	1,035,053
537	Broadcom Ltd.[1]	149,254
2,890	Cognizant Technology Solutions Corp. - Class A	208,889
3,307	EPAM Systems, Inc.*	335,462
2,559	Facebook, Inc. - Class A*	453,404
1,445	Fidelity National Information Services, Inc.	136,307
2,727	Fortinet, Inc.*	114,698
2,994	MAXIMUS, Inc.	206,825
9,307	Microsoft Corp.	783,370
1,857	salesforce.com, Inc.*	193,722
4,056	Visa, Inc. - Class A	456,665
		5,318,884
	Materials – 2.0%
2,112	Ecolab, Inc.	287,063

	Total Common Stocks (Cost $12,439,420)	13,577,748

	Short-Term Investments – 6.7%
956,089	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.96%[2]	956,089

	Total Short-Term Investments (Cost $956,089)	956,089

	Total Investments – 101.4% (Cost $13,395,509)	14,533,837
	Liabilities in Excess of Other Assets – (1.4)%	(197,112)
	Total Net Assets – 100.0%	$14,336,725

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	37.1%
Health Care	18.9%
Consumer Discretionary	16.2%
Industrials	12.2%
Consumer Staples	5.5%
Financials	2.0%
Materials	2.0%
Energy	0.8%
Total Common Stocks	94.7%
Short-Term Investments	6.7%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Mutual Funds – 99.5%
1,175,708	Oak Ridge Disciplined Growth Fund - Class I1	$14,049,706
608,499	Oak Ridge Dividend Growth Fund - Class I1	9,267,444
1,896,062	Oak Ridge Dynamic Small Cap Fund - Class I1	26,677,596
950,261	Oak Ridge Global Resources & Infrastructure Fund - Class I1	11,336,618
387,343	Oak Ridge International Small Cap Fund - Class I1	5,461,540
48,420	Wavelength Interest Rate Neutral Fund	487,585
36	Vanguard Short-Term Treasury Fund, Admiral Shares	385
	Total Mutual Funds (Cost $61,560,610)	67,280,874

	Short-Term Investments – 0.2%
114,644	Fidelity Investments Money Market Funds Government Portfolio – Institutional Class, 0.96%[2]	114,644

	Total Short-Term Investments (Cost $114,644)	114,644

	Total Investments – 99.7% (Cost $61,675,254)	67,395,518
	Other Assets in Excess of Liabilities – 0.3%	209,626
	Total Net Assets – 100.0%	$67,605,144

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	99.5%
Total Mutual Funds	99.5%
Short-Term Investments	0.2%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.3%
	Consumer Discretionary – 7.9%
1,857	Home Depot, Inc.	$333,926
3,036	VF Corp.	221,506
2,074	Walt Disney Co.	217,397
		772,829
	Consumer Staples – 14.8%
6,121	Coca-Cola European Partners PLC[1]	238,658
3,594	Kraft Heinz Co.	292,444
2,334	PepsiCo, Inc.	271,958
3,838	Procter & Gamble Co.	345,381
5,333	Unilever PLC - ADR[1]	301,208
		1,449,649
	Energy – 5.8%
2,014	Chevron Corp.	239,646
2,614	Exxon Mobil Corp.	217,720
6,638	Kinder Morgan, Inc.	114,373
		571,739
	Financials – 16.5%
869	BlackRock, Inc.	435,534
7,949	Blackstone Group LP	252,143
2,869	CME Group, Inc.	429,030
4,852	JPMorgan Chase & Co.	507,131
		1,623,838
	Health Care – 12.3%
3,258	Eli Lilly & Co.	275,757
3,487	Novartis A.G. - ADR[1]	299,185
1,849	Stryker Corp.	288,444
1,500	UnitedHealth Group, Inc.	342,255
		1,205,641
	Industrials – 8.8%
1,718	Boeing Co.	475,542
2,324	Illinois Tool Works, Inc.	393,337
		868,879
	Information Technology – 26.6%
3,249	Analog Devices, Inc.	279,771
4,068	Apple, Inc.	699,086
2,689	Automatic Data Processing, Inc.	307,783
7,970	Cisco Systems, Inc.	297,281
2,972	Fidelity National Information Services, Inc.	280,349
7,774	Intel Corp.	348,586

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology (Continued)
4,765	Microsoft Corp.	$401,070
		2,613,926
	Telecommunication Services – 2.6%
4,979	Verizon Communications, Inc.	253,381

	Total Common Stocks (Cost $8,442,021)	9,359,882

	Short-Term Investments – 4.7%
458,684	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.96%[2]	458,684

	Total Short-Term Investments (Cost $458,684)	458,684

	Total Investments – 100.0% (Cost $8,900,705)	9,818,566
	Other Assets in Excess of Liabilities – 0.0%	4,555
	Total Net Assets – 100.0%	$9,823,121

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	26.6%
Financials	16.5%
Consumer Staples	14.8%
Health Care	12.3%
Industrials	8.8%
Consumer Discretionary	7.9%
Energy	5.8%
Telecommunication Services	2.6%
Total Common Stocks	95.3%
Short-Term Investments	4.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2017 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Assets:
Investments, at cost	$475,979,118	$74,826,180	$25,214,153
Investments in affiliated issuers, at cost	9,681,195	-	-
Investments, at value	$674,444,553	$83,025,561	$28,211,083
Investments in affiliated issuers, at value	13,605,787	-	-
Receivables:
Investment securities sold	-	2,855,759	-
Fund shares sold	115,469	388,308	-
Dividends and interest	150,419	236,330	34,771
Prepaid expenses	40,495	34,978	23,571
Total assets	688,356,723	86,540,936	28,269,425

Liabilities:
Payables:
Investment securities purchased	-	2,470,784	44,038
Fund shares redeemed	56,500,285	3,882	-
Advisory fees	717,854	59,764	7,760
Transfer agent fees and expenses (Note 2)	332,477	5,900	5,918
Fund administration fees	98,173	2,858	4,488
Distribution fees - Class A (Note 8)	41,653	1,778	15
Distribution fees - Class C (Note 8)	33,727	-	-
Fund accounting fees	26,218	9,396	3,738
Custody fees	16,572	6,674	772
Auditing fees	8,437	9,156	9,155
Trustees' fees and expenses	2,462	592	734
Chief Compliance Officer fees	907	1,078	402
Trustees' deferred compensation (Note 3)	198	148	145
Shareholder servicing fees (Note 7)	-	2,285	2,810
Offering costs - Advisor	-	-	8,839
Accrued other expenses	206,115	5,428	2,300
Total liabilities	57,985,078	2,579,723	91,114

Net Assets	$630,371,645	$83,961,213	$28,178,311

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$68,320,571	$68,161,483	$24,755,319
Accumulated net investment income (loss)	(8,637,470)	462,380	3,641
Accumulated net realized gain on investments and
foreign currency transactions	368,298,517	7,136,070	422,421
Net unrealized appreciation on:
Investments	198,465,435	8,199,381	2,996,930
Foreign currency translations	-	1,899	-
Net unrealized appreciation on affiliated issuers	3,924,592	-	-
Net Assets	$630,371,645	$83,961,213	$28,178,311

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2017 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$204,902,181	$9,053,533	$77,502
Shares of beneficial interest issued and outstanding	5,405,587	643,380	5,533
Redemption price per share*	37.91	14.07	14.01
Maximum sales charge (5.75% of offering price)**	2.31	0.86	0.85
Maximum offering price to public	$40.22	$14.93	$14.86

Class C Shares:
Net assets applicable to shares outstanding	$40,424,979	$-	$-
Shares of beneficial interest issued and outstanding	1,376,209	-	-
Redemption price per share***	$29.37	$-	$-

Class I Shares:
Net assets applicable to shares outstanding	$315,914,914	$74,907,680	$28,100,809
Shares of beneficial interest issued and outstanding	8,064,131	5,311,470	1,997,674
Redemption price per share	$39.18	$14.10	$14.07

Class K Shares:
Net assets applicable to shares outstanding	$69,129,571	$-	$-
Shares of beneficial interest issued and outstanding	1,775,070	-	-
Redemption price per share	$38.94	$-	$-

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2017 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Assets:
Investments, at cost	$13,395,509	$602,601	$8,900,705
Investments in affiliated issuers, at cost	-	61,072,653	-
Investments, at value	$14,533,837	$602,614	$9,818,566
Investments in affiliated issuers, at value	-	66,792,904	-
Receivables:
Investment securities sold	243,848	400,000	-
Fund shares sold	-	2,676	-
Dividends and interest	13,718	196	24,919
Due from Advisor	-	-	6,344
Prepaid expenses	14,675	25,992	3,021
Total assets	14,806,078	67,824,382	9,852,850

Liabilities:
Payables:
Investment securities purchased	-	385	-
Fund shares redeemed	400,000	115,683	-
Advisory fees	-	10,794	-
Transfer agent fees and expenses (Note 2)	2,860	-	4,964
Transfer agent fees and expenses - Class A (Note 2)	-	20,552	-
Transfer agent fees and expenses - Class C (Note 2)	-	5,329	-
Transfer agent fees and expenses - Class I (Note 2)	-	8,772	-
Distribution fees - Class A (Note 8)	-	8,425	26
Distribution fees - Class C (Note 8)	-	10,842	-
Fund administration fees	3,824	10,716	4,571
Fund accounting fees	3,123	5,205	3,798
Custody fees	1,530	2,681	1,082
Auditing fees	8,661	10,097	9,427
Trustees' fees and expenses	831	720	1,174
Chief Compliance Officer fees	577	2,007	750
Trustees' deferred compensation (Note 3)	144	148	144
Shareholder servicing fees (Note 7)	1,680	-	1,162
Offering costs - Advisor	38,644	-	-
Accrued other expenses	7,479	6,882	2,631
Total liabilities	469,353	219,238	29,729

Net Assets	$14,336,725	$67,605,144	$9,823,121

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$13,399,612	$36,149,467	$8,901,398
Accumulated net investment income (loss)	20,366	(394,372)	29,735
Accumulated net realized gain (loss) on investments	(221,581)	26,129,785	(25,873)
Net unrealized appreciation on:
Investments	1,138,328	13	917,861
Net unrealized appreciation on affiliated issuers	-	5,720,251	-
Net Assets	$14,336,725	$67,605,144	$9,823,121

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2017 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$-	$41,910,664	$134,845
Shares of beneficial interest issued and outstanding	-	1,666,918	8,915
Redemption price per share*	-	25.14	15.13
Maximum sales charge (5.75% of offering price)**	-	1.53	0.92
Maximum offering price to public	$-	$26.67	$16.05

Class C Shares:
Net assets applicable to shares outstanding	$-	$13,168,069	$-
Shares of beneficial interest issued and outstanding	-	587,863	-
Redemption price per share***	$-	$22.40	$-

Class I Shares:
Net assets applicable to shares outstanding	$14,336,725	$12,526,411	$9,688,276
Shares of beneficial interest issued and outstanding	1,199,436	488,918	636,006
Redemption price per share	$11.95	$25.62	$15.23

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2017 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,000, $41,271 and $0, respectively)	$2,126,142	$630,070	$114,612
Interest	148,983	11,314	3,561
Total investment income	2,275,125	641,384	118,173

Expenses:
Advisory fees	4,515,670	354,252	89,563
Transfer agent fees and expenses	42,391	21,679	19,660
Transfer agent fees and expenses - Class A (Note 2)	274,056	-	-
Transfer agent fees and expenses - Class C (Note 2)	56,934	-	-
Transfer agent fees and expenses - Class I (Note 2)	444,416	-	-
Transfer agent fees and expenses - Class K (Note 2)	1,084	-	-
Distribution fees - Class A (Note 8)	284,288	8,896	89
Distribution fees - Class C (Note 8)	218,616	-	-
Fund administration fees	259,380	25,063	17,638
Shareholder reporting fees	90,970	1,404	501
Fund accounting fees	72,500	45,502	16,204
Registration fees	45,805	21,564	18,300
Custody fees	39,590	70,889	6,787
Miscellaneous	18,985	1,700	1,623
Auditing fees	8,898	8,775	8,775
Legal fees	7,329	5,765	8,914
Trustees' fees and expenses	5,179	3,611	4,559
Insurance fees	2,692	617	576
Chief Compliance Officer fees	2,282	2,231	2,231
Shareholder servicing fees (Note 7)	-	7,411	2,287

Total expenses	6,391,065	579,359	197,707
Less fees waived and expenses reimbursed	(105,983)	(127,739)	(83,175)
Affiliated fund fee waived (Note 4)	(100,330)	-	-
Net expenses	6,184,752	451,620	114,532
Net investment income (loss)	(3,909,627)	189,764	3,641

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Affiliated Issuers:
Net realized gain (loss) on:
Investments	250,704,995	4,566,253	335,044
Foreign currency transactions	-	(18,514)	-
Affiliated issuers	5,483,245	-	-
Net realized gain	256,188,240	4,547,739	335,044

Net change in unrealized appreciation/depreciation on:
Investments	(162,248,336)	2,416,497	2,922,042
Foreign currency translations	-	-	-
Affiliated issuers	(2,926,092)	1,182	-
Net change in unrealized appreciation/depreciation	(165,174,428)	2,417,679	2,922,042
Net increase from payment by affilliate (Note 4)	-	41	-
Net realized and unrealized gain on investments,
foreign currency and affiliated issuers	91,013,812	6,965,459	3,257,086

Net Increase in Net Assets from Operations	$87,104,185	$7,155,223	$3,260,727

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended November 30, 2017 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Investment Income:
Dividends	$72,032	$86,066	$69,186
Interest	2,676	5,938	1,478
Total investment income	74,708	92,004	70,664

Expenses:
Advisory fees	40,122	69,400	21,534
Transfer agent fees and expenses	8,577	-	21,268
Transfer agent fees and expenses - Class A (Note 2)	-	57,024	-
Transfer agent fees and expenses - Class C (Note 2)	-	11,128	-
Transfer agent fees and expenses - Class I (Note 2)	-	5,384	-
Distribution fees - Class A (Note 8)	-	50,687	165
Distribution fees - Class C (Note 8)	-	65,434	-
Fund administration fees	14,947	17,746	17,453
Shareholder reporting fees	1,254	2,557	404
Fund accounting fees	10,572	17,570	12,248
Registration fees	12,027	17,974	3,660
Custody fees	4,397	5,019	4,556
Miscellaneous	2,006	2,009	2,357
Legal fees	8,014	39,686	7,238
Insurance fees	577	659	576
Auditing fees	8,775	8,899	8,899
Trustees' fees and expenses	4,259	3,860	4,259
Chief Compliance Officer fees	2,283	1,429	2,231
Offering costs	3,070	-	-
Shareholder servicing fees (Note 7)	1,381	-	402

Total expenses	122,261	376,465	107,250
Less fees waived and expenses reimbursed	(67,805)	-	(78,374)
Advisory fees recovered	-	79,604	-
Net expenses	54,456	456,069	28,876
Net investment income (loss)	20,252	(364,065)	41,788

Realized and Unrealized Gain (Loss) on Investments and Affliated Issuers:
Net realized gain (loss) on:
Investments	(204,035)	26,120,320	(29,500)
Affiliated issuers	-	66,720	-
Net realized gain (loss)	(204,035)	26,187,040	(29,500)

Net change in unrealized appreciation/depreciation on:
Investments	1,104,115	(25,141,785)	811,155
Affiliated issuers	-	5,720,251	-
Net change in unrealized appreciation/depreciation	1,104,115	(19,421,534)	811,155
Net realized and unrealized gain on investments and affiliated issuers	900,080	6,765,506	781,655

Net Increase in Net Assets from Operations	$920,332	$6,401,441	$823,443

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income loss	$(3,909,627)	$(12,798,022)
Net realized gain on investments and affiliated issuers	256,188,240	165,391,235
Capital gain distributions from regulated investment companies	-	106,350
Net change in unrealized appreciation/depreciation on investments and
affiliated issuers	(165,174,428)	(18,894,379)
Net increase in net assets resulting from operations	87,104,185	133,805,184

Distributions to Shareholders:
From net realized gain:
Class A	-	(17,857,609)
Class C	-	(4,610,236)
Class I1	-	(72,554,446)
Class K	-	(9,720,377)
Total distributions to shareholders	-	(104,742,668)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,664,205	30,858,279
Class C	253,725	2,240,192
Class I1	37,887,797	281,049,316
Class K	5,398,481	60,341,131
Reinvestment of distributions:
Class A	-	16,658,106
Class C	-	3,957,491
Class I1	-	69,456,408
Class K	-	8,997,580
Cost of shares redeemed:
Class A	(67,274,772)	(165,578,273)
Class C	(10,189,682)	(30,336,675)
Class I1	(812,734,184)	(992,606,093)
Class K	(48,772,029)	(109,017,343)
Net decrease in net assets from capital transactions	(888,766,459)	(823,979,881)

Total decrease in net assets	(801,662,274)	(794,917,365)

Net Assets:
Beginning of period	1,432,033,919	2,226,951,284
End of period	$630,371,645	$1,432,033,919

Accumulated net investment loss	$(8,637,470)	$(4,727,843)

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Capital Share Transactions:
Shares sold:
Class A	187,731	897,228
Class C	9,156	83,284
Class I1	1,041,721	7,870,660
Class K	148,092	1,692,653
Shares reinvested:
Class A	-	497,554
Class C	-	151,454
Class I1	-	2,013,813
Class K	-	262,780
Shares redeemed:
Class A	(1,874,830)	(4,800,709)
Class C	(366,400)	(1,124,284)
Class I1	(22,489,251)	(27,822,613)
Class K	(1,325,741)	(3,086,594)
Net decrease in capital share transactions	(24,669,522)	(23,364,774)

[1]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$189,764	$425,810
Net realized gain on investments and foreign currency transactions	4,547,739	2,823,963
Net change in unrealized appreciation/depreciation on investments and
foreign currency translations	2,417,679	3,363,442
Net increase from reimbursement by affiliate for investment
transaction loss (Note 4)	41	-
Net increase in net assets resulting from operations	7,155,223	6,613,215

Distributions to Shareholders:
From net investment income:
Class A	-	(14,752)
Class I	-	(339,523)
From net realized gain:
Class A	-	(5,723)
Class I	-	(112,277)
Total distributions to shareholders	-	(472,275)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,761,344	3,202,335
Class I	42,326,045	15,530,479
Reinvestment of Distributions:
Class A	-	20,475
Class I	-	451,799
Cost of shares redeemed:
Class A	(1,239,261)	(940,492)
Class I	(23,742,890)	(286,822)
Net increase in net assets from capital transactions	22,105,238	17,977,774

Total increase in net assets	29,260,461	24,118,714

Net Assets:
Beginning of period	54,700,752	30,582,038
End of period	$83,961,213	$54,700,752

Accumulated net investment income	$462,380	$272,616

Capital Share Transactions:
Shares sold:
Class A	354,276	270,168
Class I	3,151,091	1,316,915
Shares reinvested:
Class A	-	1,896
Class I	-	41,833
Shares redeemed:
Class A	(89,971)	(89,481)
Class I	(1,765,970)	(24,942)
Net increase in capital share transactions	1,649,426	1,516,389

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,641	$(2,437)
Net realized gain on investments	335,044	122,184
Net change in unrealized appreciation/depreciation on investments	2,922,042	62,681
Net increase in net assets resulting from operations	3,260,727	182,428

Distributions to Shareholders:
From net realized gain:
Class A	-	(122)
Class I	-	(2,917)
Total distributions to shareholders	-	(3,039)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	48,902
Class I	24,201,729	214,021
Reinvestment of Distributions:
Class A	-	122
Class I	-	2,917
Cost of shares redeemed:
Class A	(1,033)	(19,869)
Class I	(517,750)	(21,665)
Net increase in net assets from capital transactions	23,682,946	224,428

Total increase in net assets	26,943,673	403,817

Net Assets:
Beginning of period	1,234,638	830,821
End of period	$28,178,311	$1,234,638

Accumulated net investment income	$3,641	$-

Capital Share Transactions:
Shares sold:
Class A	-	4,051
Class I	1,939,051	18,400
Shares reinvested:
Class A	-	10
Class I	-	240
Shares redeemed:
Class A	(84)	(1,650)
Class I	(38,036)	(2,031)
Net increase in capital share transactions	1,900,931	19,020

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Period July 29, 2016* through May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$20,252	$1,077
Net realized loss on investments	(204,035)	(17,705)
Net change in unrealized appreciation on investments	1,104,115	34,213
Net increase in net assets resulting from operations	920,332	17,585

Distributions to Shareholders:
From net investment income:
Class I	-	(1,224)
Total distributions to shareholders	-	(1,224)

Capital Transactions:
Net proceeds from shares sold:
Class I	18,090,000	636,490
Reinvestment of distributions:
Class I	-	1,224
Cost of shares redeemed:
Class I	(4,954,430)	(373,252)
Net increase in net assets from capital transactions	13,135,570	264,462

Total increase in net assets	14,055,902	280,823

Net Assets:
Beginning of period	280,823	-
End of period	$14,336,725	$280,823

Accumulated net investment income	$20,366	$114

Capital Share Transactions:
Shares sold:
Class I	1,615,179	63,393
Shares reinvested:
Class I	-	125
Shares redeemed:
Class I	(441,198)	(38,063)
Net increase in capital share transactions	1,173,981	25,455

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(364,065)	$(130,963)
Net realized gain on investments	26,187,040	5,487,064
Net change in unrealized appreciation/depreciation on investments and
affiliated issuers	(19,421,534)	4,000,236
Net increase in net assets resulting from operations	6,401,441	9,356,337

Capital Transactions:
Net proceeds from shares sold:
Class A	508,606	2,864,333
Class C	50,297	466,590
Class I	484,306	1,046,039
Cost of shares redeemed:
Class A	(2,963,536)	(7,237,661)
Class C	(1,346,260)	(5,115,659)
Class I	(2,740,564)	(3,562,995)
Net decrease in net assets from capital transactions	(6,007,151)	(11,539,353)

Total increase (decrease) in net assets	394,290	(2,183,016)

Net Assets:
Beginning of period	67,210,854	69,393,870
End of period	$67,605,144	$67,210,854

Accumulated net investment loss	$(394,372)	$(30,307)

Capital Share Transactions:
Shares sold:
Class A	21,855	131,458
Class C	2,412	25,660
Class I	20,345	48,674
Shares redeemed:
Class A	(126,290)	(349,997)
Class C	(63,755)	(265,583)
Class I	(114,950)	(168,732)
Net decrease in capital share transactions	(260,383)	(578,520)

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$41,788	$7,539
Net realized gain (loss) on investments	(29,500)	8,301
Net change in unrealized appreciation/depreciation on investments	811,155	54,877
Net increase in net assets resulting from operations	823,443	70,717

Distributions to Shareholders:
From net investment income:
Class A	(549)	(1,568)
Class I	(12,982)	(5,117)
From net realized gain:
Class A	-	(1,383)
Class I	-	(3,608)
Total distributions to shareholders	(13,531)	(11,676)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,033	22,538
Class I	8,510,846	-
Reinvestment of distributions:
Class A	548	2,951
Class I	12,982	8,726
Cost of shares redeemed:
Class A	(10,341)	(13,188)
Class I	(3,000)	-
Net increase in net assets from capital transactions	8,512,068	21,027

Total increase in net assets	9,321,980	80,068

Net Assets:
Beginning of period	501,141	421,073
End of period	$9,823,121	$501,141

Accumulated net investment income	$29,735	$1,478

Capital Share Transactions:
Shares sold:
Class A	74	1,840
Class I	608,136	-
Shares reinvested:
Class A	40	232
Class I	910	684
Shares redeemed:
Class A	(719)	(987)
Class I	(205)	-
Net increase in capital share transactions	608,236	1,769

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014***	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$34.16	$34.02	$41.23	$40.94	$38.74	$29.43	$28.42
Income from Investment Operations:
Net investment loss	(0.17)[1,2]	(0.33)[1,2]	(0.37)[1]	(0.21)[1]	(0.40)[1]	(0.32)	(0.27)
Net realized and unrealized gain (loss) on investments	3.92	2.62	(4.54)	3.10	2.60	11.58	2.18
Total from investment operations	3.75	2.29	(4.91)	2.89	2.20	11.26	1.91

Less Distributions:
From net realized gain	-	(2.15)	(2.30)	(2.60)	-	(1.95)	(0.90)

Net asset value, end of period	$37.91	$34.16	$34.02	$41.23	$40.94	$38.74	$29.43

Total return[3]	10.98%[4]	6.82%	(12.00)%	7.83%[4]	5.68%	38.32%	6.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$204,902	$242,299	$357,215	$466,398	$467,897	$599,193	$419,590

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.44%[6]	1.44%	1.38%	1.34%[6]	1.39%	1.40%	1.51%
After fees waived and expenses absorbed[5]	1.37%[6,7]	1.39%	1.38%	1.34%[6]	1.38%	1.40%	1.40%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(1.02)%[6]	(1.02)%	(1.02)%	(1.03)%[6]	(1.04)%	(0.99)%	(0.98)%
After fees waived and expenses absorbed[5]	(0.95)%[6]	(0.97)%	(1.02)%	(1.03)%[6]	(1.03)%	(0.99)%	(0.88)%

Portfolio turnover rate	17%[4]	30%	30%	22%[4]	23%	24%	23%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the the Fund invests.
[6]	Annualized.
[7]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the fund. Prior to October 5, 2017 the Funds's advisor had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acuired fund fees and expenses as determoned in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$26.58	$27.12	$33.63	$34.01	$32.42	$25.04	$24.48
Income from Investment Operations:
Net investment loss	(0.24)[1,2]	(0.46)[1,2]	(0.52)[1]	(0.29)[1]	(0.56)[1]	(0.46)	(0.36)
Net realized and unrealized gain (loss) on investments	3.03	2.07	(3.69)	2.51	2.15	9.79	1.82
Total from investment operations	2.79	1.61	(4.21)	2.22	1.59	9.33	1.46

Less Distributions:
From net realized gain	-	(2.15)	(2.30)	(2.60)	-	(1.95)	(0.90)

Net asset value, end of period	$29.37	$26.58	$27.12	$33.63	$34.01	$32.42	$25.04

Total return[3]	10.50%[4]	6.06%	(12.68)%	7.42%[4]	4.90%	37.33%	6.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,425	$46,077	$71,123	$95,018	$92,622	$103,819	$73,426

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	2.21%[6]	2.13%	2.17%	2.12%[6]	2.08%	2.12%	2.17%
After fees waived and expenses absorbed[5]	2.16%[6,7]	2.11%	2.16%	2.12%[6]	2.08%	2.12%	2.17%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(1.79)%[6]	(1.71)%	(1.81)%	(1.81)%[6]	(1.74)%	(1.71)%	(1.63)%
After fees waived and expenses absorbed[5]	(1.74)%[6]	(1.69)%	(1.80)%	(1.81)%[6]	(1.74)%	(1.71)%	(1.63)%

Portfolio turnover rate	17%[4]	30%	30%	22%[4]	23%	24%	23%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the the Fund invests.
[6]	Annualized.
[7]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.14% of average daily net assets of the fund. Prior to October 5, 2017 the Funds's advisor had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acuired fund fees and expenses as determoned in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.30% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class I*7

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$35.25	$34.92	$42.12	$41.69	$39.31	$29.73	$28.59
Income from Investment Operations:
Net investment loss	(0.11)[1,2]	(0.22)[1,2]	(0.25)[1]	(0.15)[1]	(0.26)[1]	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	4.04	2.70	(4.65)	3.18	2.64	11.73	2.15
Total from investment operations	3.93	2.48	(4.90)	3.03	2.38	11.53	2.04

Less Distributions:
From net realized gain	-	(2.15)	(2.30)	(2.60)	-	(1.95)	(0.90)

Net asset value, end of period	$39.18	$35.25	$34.92	$42.12	$41.69	$39.31	$29.73

Total return[3]	11.15%[4]	7.23%	(11.74)%	8.03%[4]	6.05%	38.84%	7.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$315,915	$1,040,256	$1,657,047	$1,842,921	$1,591,679	$1,285,381	$844,740

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.08%[6]	1.09%	1.10%	1.05%[6]	1.00%	1.02%	1.03%
After fees waived and expenses absorbed[5]	1.05%[6,8]	1.04%	1.04%	1.05%[6]	1.00%	1.02%	1.03%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(0.65)%[6]	(0.67)%	(0.75)%	(0.74)%[6]	(0.65)%	(0.61)%	(0.47)%
After fees waived and expenses absorbed[5]	(0.62)%[6]	(0.62)%	(0.69)%	(0.74)%[6]	(0.65)%	(0.61)%	(0.47)%

Portfolio turnover rate	17%[4]	30%	30%	22%[4]	23%	24%	23%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the the Fund invests.
[6]	Annualized.
[7]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[8]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.14% of average daily net assets of the fund. Prior to October 5, 2017 the Funds's advisor had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acuired fund fees and expenses as determoned in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.05% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class K*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Period December 20, 2012***through November 30, 2013
Net asset value, beginning of period	$35.02	$34.66	$41.77	$41.35	$38.94	$29.77
Income from Investment Operations:
Net investment loss	(0.09)[1,2]	(0.17)[1,2]	(0.20)[1]	(0.12)[1]	(0.21)[1]	(0.09)[3]
Net realized and unrealized gain (loss) on investments	4.01	2.68	(4.61)	3.14	2.62	11.21
Total from investment operations	3.92	2.51	(4.81)	3.02	2.41	11.12

Less Distributions:
From net realized gain	-	(2.15)	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$38.94	$35.02	$34.66	$41.77	$41.35	$38.94

Total return[4]	11.19%[4]	7.34%	(11.59)%	8.08%[5]	6.19%	37.14%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,130	$103,403	$141,566	$130,003	$86,265	$10,677

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	0.96%[6]	0.93%	0.92%	0.90%[7]	0.88%	0.89%[7]
After fees waived and expenses absorbed[6]	0.92%[6,8]	0.91%	0.91%	0.90%[7]	0.88%	0.89%[7]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	(0.53)%[6]	(0.51)%	(0.57)%	(0.59)%[7]	(0.54)%	(0.54)%[7]
After fees waived and expenses absorbed[6]	(0.49)%[6]	(0.49)%	(0.56)%	(0.59)%[7]	(0.54)%	(0.54)%[7]

Portfolio turnover rate	17%[4]	30%	30%	22%[5]	23%	24%[5]

*	Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class K shares were first publicly offered on December 20, 2012.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the fund. Prior to October 5, 2017 the Funds's advisor had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acuired fund fees and expenses as determoned in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.92% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$12.69	$10.95	$10.68
Income from Investment Operations:
Net investment income[1]	0.02	0.11	0.06
Net realized and unrealized gain on investments	1.36	1.78	0.19
Net increase from reimbursement by affiliate for investment
transaction loss (Note 4)	- [2]	-	- [2]
Total from investment operations	1.38	1.89	0.25

Less Distributions:
From net investment income	-	(0.11)	-
From net realized gain	-	(0.04)	-
Total distributions	-	(0.15)	-

Contribution to capital from affiliate (Note 4)	-	-	0.02

Net asset value, end of period	$14.07	$12.69	$10.95

Total return[3]	10.87%[5]	17.52%	2.53%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,053	$4,812	$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[6]	2.22%	2.43%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.05)%[6]	0.25%	0.25%[6]
After fees waived and expenses absorbed	0.31%[6]	0.97%	1.18%[6]

Portfolio turnover rate	92%[5]	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	In 2016, 0.19% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$12.71	$10.97	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.14	0.07
Net realized and unrealized gain on investments	1.35	1.77	0.87
Net increase from reimbursement by affiliate for investment
transaction loss (Note 4)	- [2]	-	0.03
Total from investment operations	1.39	1.91	0.97

Contribution to capital from affiliate (Note 4)	-	-	- [2]

Less Distributions:
From net investment income	-	(0.13)	-
From net realized gain	-	(0.04)	-
Total distributions	-	(0.17)	-

Net asset value, end of period	$14.10	$12.71	$10.97

Total return[3]	10.94%[5]	17.70%	9.70%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,908	$49,889	$28,341

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%[6]	1.97%	2.12%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.20%[6]	0.50%	0.08%[6]
After fees waived and expenses absorbed	0.56%[6]	1.22%	0.95%[6]

Portfolio turnover rate	92%[5]	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	In 2016, 0.40% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$12.03	$9.97	$10.97
Income from Investment Operations:
Net investment loss[1]	(0.01)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.99	2.14	(0.95)
Total from investment operations	1.98	2.09	(0.97)

Less Distributions:
From net investment income	-	-	(0.01)
From net realized gain	-	(0.03)	(0.02)
Total distributions	-	(0.03)	(0.03)

Net asset value, end of period	$14.01	$12.03	$9.97

Total return[2]	16.46%[3]	21.01%	(8.81)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77	$68	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.24%[4]	20.14%	38.27%[4]
After fees waived and expenses absorbed	1.40%[4]	1.40%	1.40%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.05)%[4]	(19.22)%	(37.24)%[4]
After fees waived and expenses absorbed	(0.21)%[4]	(0.48)%	(0.37)%[4]

Portfolio turnover rate	88%[3]	181%	78%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$12.07	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.03)	- [2]
Net realized and unrealized gain on investments	2.00	2.15	0.01
Total from investment operations	2.00	2.12	0.01

Less Distributions:
From net investment income	-	-	(0.01)
From net realized gain	-	(0.03)	(0.02)
Total distributions	-	(0.03)	(0.03)

Net asset value, end of period	$14.07	$12.07	$9.98

Total return[3]	16.57%[4]	21.29%	0.16%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,101	$1,167	$799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.99%[5]	19.89%	36.44%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.80)%[5]	(18.97)%	(35.29)%[5]
After fees waived and expenses absorbed	0.04%[5]	(0.22)%	0.00%[5]

Portfolio turnover rate	88%[4]	181%	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Disciplined Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Period July 29, 2016* through May 31, 2017
Net asset value, beginning of period	$11.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.02	0.03
Net realized and unrealized gain on investments	0.90	1.02
Total from investment operations	0.92	1.05

Less Distributions:
From net investment income	-	(0.02)

Net asset value, end of period	$11.95	$11.03

Total return[2]	8.34%[3]	10.58%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,337	$281

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.13%[4]	45.40%[4]
After fees waived and expenses absorbed	0.95%[4]	0.95%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.83)%[4]	(44.13)%[4]
After fees waived and expenses absorbed	0.35%[4]	0.32%[4]

Portfolio turnover rate	60%[3]	116%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014***	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$22.81	$19.77	$20.35	$19.55	$17.40	$13.46	$12.02
Income from Investment Operations:
Net investment income (loss)	(0.11)	- [1,2]	(0.02)[1]	(0.02)[1]	(0.05)[1]	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	2.44	3.04	(0.56)	0.82	2.20	3.97	1.47
Total from investment operations	2.33	3.04	(0.58)	0.80	2.15	3.94	1.44

Net asset value, end of period	$25.14	$22.81	$19.77	$20.35	$19.55	$17.40	$13.46

Total return[3]	10.21%[5]	15.38%	(2.85)%	4.09%[5]	12.36%	29.27%	11.98%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,911	$40,399	$39,346	$44,427	$44,742	$56,708	$48,629

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed [7]	1.56%[6]	1.63%	1.54%	1.61%[6]	1.59%	1.54%	1.63%
After fees waived and expenses absorbed [7]	1.20%[6]	1.20%	1.20%	1.20%[6]	1.23%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:						.
Before fees waived and expenses absorbed [7]	(1.28)%[6]	(0.43)%	(0.45)%	(0.65)%[6]	(0.61)%	(0.54)%	(0.67)%
After fees waived and expenses absorbed [7]	(0.92)%[6]	0.00%	(0.11)%	(0.24)%[6]	(0.25)%	(0.20)%	(0.24)%

Portfolio turnover rate	118%[5]	17%	23%	11%[5]	29%	16%	25%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.57%.
[5]	Not annualized.
[6]	Annualized.

[7]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$20.41	$17.86	$18.54	$17.89	$16.07	$12.54	$11.30
Income from Investment Operations:
Net investment loss	(0.19)	(0.17)[1]	(0.18)[1]	(0.10)[1]	(0.18)[1]	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	2.18	2.72	(0.50)	0.75	2.00	3.69	1.39
Total from investment operations	1.99	2.55	(0.68)	0.65	1.82	3.53	1.24

Net asset value, end of period	$22.40	$20.41	$17.86	$18.54	$17.89	$16.07	$12.54

Total return[2]	9.75%[4]	14.28%	(3.67)%	3.63%[4]	11.33%	28.15%	10.97%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,168	$13,251	$15,876	$18,532	$19,527	$23,060	$19,298

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed [6]	2.46%[5]	2.20%	2.24%	2.30%[5]	2.19%	2.24%	2.30%
After fees waived and expenses absorbed [6]	2.10%[5]	2.10%	2.10%	2.10%[5]	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed [6]	(2.18)%[5]	(1.00)%	(1.15)%	(1.34)%[5]	(1.21)%	(1.24)%	(1.34)%
After fees waived and expenses absorbed [6]	(1.82)%[5]	(0.90)%	(1.01)%	(1.14)%[5]	(1.12)%	(1.10)%	(1.14)%

Portfolio turnover rate	118%[4]	17%	23%	11%[4]	29%	16%	25%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 10.58%.
[4]	Not annualized.
[5]	Annualized.

[6]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*6

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Period December 1, 2014 through May 31, 2015**	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Net asset value, beginning of period	$23.24	$20.14	$20.72	$19.90	$17.69	$13.68	$12.21
Income from Investment Operations:
Net investment income (loss)	(0.11)	0.01 [1]	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.49	3.09	(0.56)	0.84	2.23	4.04	1.49
Total from investment operations	2.38	3.10	(0.58)	0.82	2.21	4.01	1.47

Net asset value, end of period	$25.62	$23.24	$20.14	$20.72	$19.90	$17.69	$13.68

Total return[2]	10.24%[4]	15.39%	(2.80)%	4.12%[4]	12.49%	29.31%	12.04%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,526	$13,561	$14,172	$16,361	$16,206	$12,934	$13,046

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed [7]	1.53%[5]	1.26%	1.22%	1.15%[5]	1.09%	1.17%	1.11%
After fees waived and expenses absorbed [7]	1.17%[5]	1.17%	1.17%	1.15%[5]	1.09%	1.17%	1.11%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed [7]	(1.25)%[5]	(0.06)%	(0.13)%	(0.19)%[5]	(0.10)%	(0.17)%	(0.15)%
After fees waived and expenses absorbed [7]	(0.89)%[5]	0.03%	(0.08)%	(0.19)%[5]	(0.10)%	(0.17)%	(0.15)%

Portfolio turnover rate	118%[4]	17%	23%	11%[4]	29%	16%	25%

*	Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.65%.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

[7]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended May 31,
	For the Six Months Ended November 30, 2017 (Unaudited)	2017	2016	2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.59	$12.00	$12.75	$11.59	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.17	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.51	1.71	(0.57)	1.17	1.55
Total from investment operations	1.60	1.89	(0.40)	1.31	1.67

Less Distributions:
From net investment income	(0.06)	(0.16)	(0.17)	(0.14)	(0.08)
From net realized gain	-	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.06)	(0.30)	(0.35)	(0.15)	(0.08)

Net asset value, end of period	$15.13	$13.59	$12.00	$12.75	$11.59

Total return[2]	11.80%[3]	15.91%	(3.09)%	11.38%	16.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$135	$129	$101	$67	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.98%[4]	36.49%	42.68%	51.52%	69.20%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.52)%[4]	(33.82)%	(39.98)%	(49.16)%	(66.75)%[4]
After fees waived and expenses absorbed	1.21%[4]	1.42%	1.45%	1.11%	1.20%[4]

Portfolio turnover rate	14%[3]	22%	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended May 31,
	For the Six Months Ended November 30, 2017 (Unaudited)	2017	2016	2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.69	$12.08	$12.84	$11.66	$10.00
Income from Investment Operations:
Net investment income[1]	0.11	0.21	0.20	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.51	1.73	(0.58)	1.19	1.64
Total from investment operations	1.62	1.94	(0.38)	1.36	1.79

Less Distributions:
From net investment income	(0.08)	(0.19)	(0.20)	(0.17)	(0.13)
From net realized gain	-	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.08)	(0.33)	(0.38)	(0.18)	(0.13)

Net asset value, end of period	$15.23	$13.69	$12.08	$12.84	$11.66

Total return[2]	11.85%[3]	16.25%	(2.92)%	11.75%	17.94%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,688	$372	$320	$329	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.73%[4]	36.24%	42.43%	51.27%	68.95%[4]
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%	1.00%	1.00%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.27)%[4]	(33.57)%	(39.73)%	(48.91)%	(66.50)%[4]
After fees waived and expenses absorbed	1.46%[4]	1.67%	1.70%	1.36%	1.45%[4]

Portfolio turnover rate	14%[3]	22%	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

Note 1 – Organization

Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) (formerly, Large Cap Growth Fund) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of November 30, 2017.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The Disciplined Growth Fund incurred offering costs of approximately $19,426, which were amortized over a one-year period from July 29, 2016 (commencement of operations).

(c) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2014 and period ending May 31, 2015, and the open years ended May 31, 2016-2017 for the Small Cap Growth Fund and the Multi Strategy Fund, and open years ended May 31, 2015-2017 for the Dividend Growth Fund, and the open years ended May 31, 2016-2017 for the International Small Cap Fund and Dynamic Small Cap Fund and as of and during the six months ended November 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, and Multi Strategy Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Note 3 – Reorganization Information

On September 30, 2014, beneficial owners of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund, each a series of Pioneer Series Trust I, a Delaware statutory trust (the “Pioneer Trust”), approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Small Cap Growth Fund and Multi Strategy Fund, respectively, as detailed below. The Plan of Reorganization was approved by the Trust’s Board on May 20, 2014 and by the Pioneer Trust Board on May 27, 2014. This tax-free reorganization was accomplished on October 17, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund for shares of the Small Cap Growth Fund and Multi Strategy Fund, respectively. Class A, B and R shareholders received Class A shares of the corresponding Successor Fund. Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the corresponding Successor Fund, respectively. The table below contains details of the reorganization as of the Closing Date:

	Pioneer Oak Ridge Small Cap Growth Fund			Small Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	11,772,220		$441,977,460	11,933,693	*	$448,039,810	*
Class B	77,777	*	2,609,869	-		-
Class C	2,930,895		91,501,958	2,930,895		91,501,958
Class K	2,054,817		77,877,195	2,054,817		77,877,195
Class R	92,409	*	3,452,481	-		-
Class Y	38,469,782		1,470,383,380	38,469,782		1,470,383,380
Net Assets			$2,087,802,343			$2,087,802,343

*	Class B and Class R shares of the Pioneer Oak Ridge Small Cap Growth Fund were exchanged for 161,473 shares of Class A of the Small Cap Growth Fund (69,515 shares Class B and 91,958 shares Class R) (valued at $6,062,350).

	Pioneer Oak Ridge Large Cap Growth Fund			Multi Strategy Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	2,479,758		$43,827,593	2,602,640	*	$45,999,411	*
Class B	64,482	*	1,037,997	-		-
Class C	1,295,138		20,971,577	1,295,138		20,971,577
Class R	66,641	*	1,133,821	-		-
Class Y	811,464		14,599,659	811,464		14,599,659
Net Assets			$81,570,647			$81,570,647

*	Class B and Class R shares of the Pioneer Oak Ridge Large Cap Growth Fund were exchanged for 122,882 shares of Class A of the Multi Strategy Fund (58,730 shares Class B and 64,152 shares Class R) (valued at $2,171,818).

The Pioneer Oak Ridge Small Cap Growth Fund and the Pioneer Oak Ridge Large Cap Growth Fund’s net assets on conversion date included $510,703,113 and $26,868,745 of unrealized appreciation and $152,508,507 and $14,290,543 of accumulated gain, respectively. The cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual and tiered rates are listed by Fund in the below table:

Investment Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
International Small Cap Fund	1.00%
Dynamic Small Cap Fund	0.90%
Disciplined Growth Fund	0.70%
Multi Strategy Fund	0.00% - 0.50%[1]
Dividend Growth Fund	0.75%

[1]	The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the trust advised by the Advisor ("affiliated investments") and (ii) 0.50% for Fund assets invested in non-affiliated investments. Prior to July 18, 2017, the advisory fees were 0.75% on the first $1 billion and 0.70% thereafter.

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Small Cap Growth Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the International Small Cap Fund. For the six months ended November 30, 2017, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Advisor engages Algert Global LLC (the “Sub-Advisor) to manage International Small Cap Fund and Dynamic Small Cap Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
	Agreement Expires	Class A Shares†	Class C Shares†	Class I Shares†*	Class K Shares†
Small Cap Growth Fund**	September 30, 2018	1.39%	2.14%	1.14%	0.99%
International Small Cap Fund	September 30, 2027	1.50%	-	1.25%	-
Dynamic Small Cap Fund	September 30, 2027	1.40%	-	1.15%	-
Disciplined Growth Fund	September 30, 2027	1.20%	-	0.95%	-
Multi Strategy Fund	September 30, 2027	1.20%	2.10%	1.17%	-
Dividend Growth Fund	September 30, 2027	1.25%	-	1.00%	-

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective September 30, 2015, the Class Y shares of the Small Cap Growth Fund and Large Cap Growth Fund were re-designated as Class I shares.

**	The current expense information for Small Cap Growth Fund was effective October 5, 2017. Prior to October 5, 2017 the total limit on annual operating expenses for Class A, Class C, Class I, and Class K were 1.40%, 2.30%, 1.05%, and 0.92%, respectively.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Growth Fund
	Class A	Class C	Class I	Class K	Total
May 31, 2019	$-	$-	$933,200	$-	$933,200
May 31, 2020	117,780	5,024	506,751	23,191	652,746
May 31, 2021	59,537	6,669	9,314	30,463	105,983
					$1,691,929

	Multi Strategy Fund
	Class A	Class C	Class I	Total
May 31, 2018	$91,785	$19,535	$-	$111,320
May 31, 2019	140,766	23,614	8,192	172,572
May 31, 2020	166,530	15,097	12,210	193,837
				$477,729

	International Small Cap Fund	Dynamic Small Cap Fund	Disciplined Growth Fund	Dividend Growth Fund
May 31, 2018	$-	$-	$-	$176,343
May 31, 2019	153,563	145,210	-	164,601
May 31, 2020	254,436	193,816	151,058	165,928
May 31, 2021	127,739	83,175	67,805	78,374
Total	$535,738	$422,201	$218,863	$585,246

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

For the six months ended November 30, 2017, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Small Cap Growth Fund	$80,258
International Small Cap Fund	21,679
Dynamic Small Cap Fund	19,660
Disciplined Growth Fund	8,577
Multi Strategy Fund	37,234
Dividend Growth Fund	21,268

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended November 30, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund/(Funds).

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended November 30, 2017, are reported on the Statements of Operations.

For the six months ended November 30, 2017, the Sub-Advisor reimbursed the International Small Cap Fund $41 for losses from a trade error. The amounts are reported on the Fund’s Statements of Operations, Statements of Changes, and Financial Highlights in Net Assets under the captions “Net increase from payment by affiliate” as well as “Net increase from reimbursement by affiliate for investment transaction loss”.

Note 5 – Federal Income Taxes

At November 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$491,925,092	$74,857,363	$25,214,432

Gross unrealized appreciation	$218,449,797	$9,814,645	$3,248,997
Gross unrealized depreciation	(22,324,549)	(1,646,447)	(252,346)
Net unrealized appreciation on investments	$196,125,248	$8,168,198	$2,996,651

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$13,396,950	$61,742,152	$8,900,705

Gross unrealized appreciation	$1,350,678	$5,660,872	$989,329
Gross unrealized depreciation	(213,791)	(7,506)	(71,468)
Net unrealized appreciation (depreciation) on investments	$1,136,887	$5,653,366	$917,861

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2017, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Undistributed ordinary income	$-	$1,479,509	$79,332
Undistributed long-term gains	118,060,717	1,462,532	8,256
Accumulated earnings	118,060,717	2,942,041	87,588

Accumulated capital and other losses	(4,727,843)	-	-
Unrealized appreciation on investments	361,614,015	5,701,749	74,677
Unrealized appreciation on foreign currency	-	717	-
Total accumulated earnings	$474,946,889	$8,644,507	$162,265

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Undistributed ordinary income	$114	$-	$1,478
Undistributed long-term capital gains	-	-	3,636
Accumulated earnings	114	-	5,114

Accumulated capital and other losses	(16,173)	(30,307)	(326)
Unrealized appreciation on investments	32,840	25,084,543	107,023
Unrealized appreciation on foreign currency	-	-	-
Total accumulated earnings	$16,781	$25,054,236	$111,811

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

The tax character of distributions paid during the periods ended May 31, 2017 and May 31, 2016 were as follows:

	Small Cap Growth Fund		International Small Cap Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$472,275	$-
Net long-term capital gains	104,742,668	146,283,659	-	-
Total distributions paid	$104,742,668	$146,283,659	$472,275	$-

	Dynamic Small Cap Fund		Disciplined Growth Fund
Distributions paid from:	2017	2016	2017
Ordinary income	$-	$2,053	$1,224
Net long-term capital gains	3,039	-	-
Total distributions paid	$3,039	$2,053	$1,224

	Multi Strategy Fund		Dividend Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$6,911	$6,321
Net long-term capital gains	-	-	4,765	5,941
Total distributions paid	$-	$-	$11,676	$12,262

As of May 31, 2017, the Funds had accumulated capital loss carryforwards as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Not Subject to Expiration
Short-Term	$-	$-	$-
	$-	$-	$-

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Not Subject to Expiration
Short-Term	$16,173	$-	$-
	$16,173	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2017 the International Small Cap Fund and Multi Strategy Fund utilized $92,883 and $5,496,484, respectively, of their capital loss carryovers.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

The Multi Strategy Fund had capital loss carryforwards expire during the fiscal year ended May 31, 2017, in the amount of $38,075,704.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of May 31, 2017, the Dividend Growth Fund had $326 of post-October losses, which are deferred until June 1, 2017 for tax purposes.

As of May 31, 2017, the Small Cap Growth Fund and Multi Strategy Fund had $4,727,843 and $30,307, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 6 – Investment Transactions

For the six months ended November 30, 2017, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$169,552,364	$985,210,429
International Small Cap Fund	84,017,280	62,285,742
Dynamic Small Cap Fund	39,785,641	16,598,936
Disciplined Growth Fund	18,521,390	6,113,115
Multi Strategy Fund	76,394,873	79,267,251
Dividend Growth Fund	8,898,484	800,312

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund and Dividend Growth Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. There is no Shareholder Servicing Plan for the Small Cap Growth Fund and Multi Strategy Fund.

For the six months ended November 30, 2017, for the International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund and Dividend Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the six months ended November 30, 2017, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$650,735,470	$-	$-	$650,735,470
Mutual Funds	13,605,787	-	-	13,605,787
Short-Term Investments	23,709,083	-	-	23,709,083
Total	$688,050,340	$-	$-	$688,050,340

International Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[2]	$80,722,327	$-	$-	$80,722,327
Exchange-Traded Funds	1,272,400	-	-	1,272,400
Short-Term Investments	1,030,834	-	-	1,030,834
Total	$83,025,561	$-	$-	$83,025,561

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$27,647,973	$-	$-	$27,647,973
Short-Term Investments	563,110	-	-	563,110
Total	$28,211,083	$-	$-	$28,211,083

Disciplined Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$13,577,748	$-	$-	$13,577,748
Short-Term Investments	956,089	-	-	956,089
Total	$14,533,837	$-	$-	$14,533,837

Multi Strategy Fund	Level 1	Level 2*	Level 3*	Total
Investments
Mutual Funds[1]	$67,280,874	$-	$-	$67,280,874
Short-Term Investments	114,644	-	-	114,644
Total	$67,395,518	$-	$-	$67,395,518

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,359,882	$-	$-	$9,359,882
Short-Term Investments	458,684	-	-	458,684
Total	$9,818,566	$-	$-	$9,818,566

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$32,278,634	$-	$(21,230,000)	$5,483,245	$(2,926,092)	$13,605,787	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	2,539,625	-	(1,574,676)	964,949

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge Disciplined Growth Fund	$-	$18,090,000	$(4,935,000)	$12,925	$881,781	$14,049,706	$-	$-
Oak Ridge Dividend Growth Fund	-	8,515,933	-	-	751,511	9,267,444	-	-
Oak Ridge Dynamic Small Cap Fund	-	24,120,000	(500,000)	42,857	3,014,739	26,677,596	-	-
Oak Ridge Global Resources & Infrastructure Fund	-	12,730,000	(2,060,000)	10,938	655,680	11,336,618	-	-
Oak Ridge International Small Cap Fund	-	5,045,000	-	-	416,540	5,461,540	-	-
Total				$66,720	$5,720,251	$66,792,904

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge Disciplined Growth Fund	-	1,615,179	(439,471)	1,175,708
Oak Ridge Dividend Growth Fund	-	608,499	-	608,499
Oak Ridge Dynamic Small Cap Fund	-	1,932,692	(36,630)	1,896,062
Oak Ridge Global Resources & Infrastructure Fund	-	1,132,562	(182,301)	950,261
Oak Ridge International Small Cap Fund	-	387,343	-	387,343
Total				5,017,873

Note 12 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 11, 2017, to shareholders of record on December 12, 2017 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
Small Cap Growth Fund	Class A Shares	$22.76836	$-	$-
Small Cap Growth Fund	Class C Shares	22.76836	-	-
Small Cap Growth Fund	Class I Shares	22.76836	-	-
Small Cap Growth Fund	Class K Shares	22.76836	-	-
International Small Cap Fund	Class A Shares	0.69064	0.42501	0.13497
International Small Cap Fund	Class I Shares	0.69064	0.42501	0.15681
Dynamic Small Cap Fund	Class A Shares	0.00413	0.03961	-
Dynamic Small Cap Fund	Class I Shares	0.00413	0.03961	-
Disciplined Growth Fund	Class I Shares	-	-	0.00010
Multi Strategy Fund	Class A Shares	-	-	-
Multi Strategy Fund	Class C Shares	-	-	-
Multi Strategy Fund	Class I Shares	-	-	-
Dividend Growth Fund	Class A Shares	0.00565	-	0.05212
Dividend Growth Fund	Class I Shares	0.00565	-	0.06168

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds” or the “Oak Ridge Funds”):

•	the Oak Ridge Dividend Growth Fund (the “Dividend Fund”),

•	the Oak Ridge Dynamic Small Cap Fund (the “Dynamic Fund”),

•	the Oak Ridge International Small Cap Fund (the “International Fund”),

•	the Oak Ridge Large Cap Growth Fund (the “Large Cap Fund”), and

•	the Oak Ridge Small Cap Growth Fund (the “Small Cap Fund”).

The Board and the Independent Trustees also approved renewal of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Algert Global, LLC (the “Sub-Advisor”) with respect to the Dynamic Fund and the International Fund, for an additional one-year term from when it otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

At the same in-person meeting, the Board and the Independent Trustees also approved an amended Investment Advisory Agreement (the “Amended and Restated Advisory Agreement”) to reflect the Large Cap Fund’s conversion from a large cap U.S. growth fund to the Oak Ridge Multi Strategy Fund (the “Multi Strategy Fund”), a multi strategy fund of funds. In renewing each Fund Advisory Agreement and approving the Amended and Restated Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal or approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds, the Fund Advisory Agreements and the Amended and Restated Advisory Agreement from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2017; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements and the proposed approval of the Amended and Restated Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements and the Amended and Restated Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement and approving the Amended and Restated Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Oak Ridge Investments, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Dividend Fund’s annualized total return for the three-year period was above the Peer Group and Large Blend Fund Universe median returns, but below the return of the S&P 500 Index by 1.86%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return by 0.06% and the S&P 500 Index return by 1.68%. The Trustees noted the Investment Advisor’s belief that Fund performance over the one- and three-year periods was impacted by the Fund’s cash balance, particularly due to the recent strong post-election rally in the broader market.

•	The Dynamic Fund’s annualized total returns for the three- and five-year periods were above the median returns of the Peer Group and Small Blend Fund Universe and the returns of the Russell 2000 Index. The Fund’s total return for the one-year period, at 19.75%, was below the Fund Universe median return, the Peer Group median return and the Russell 2000 Index return by 2.45%, 3.34%, and 6.47%, respectively. The Trustees noted the Investment Advisor’s assertion that the majority of the underperformance for the one-year period occurred in April 2016, when there had been a momentum rotation within U.S. small cap companies as prior underperformers led the market.

•	The International Fund’s total return for the one-year period was above the Foreign Small/Mid Blend Fund Universe and Peer Group median returns and the MSCI EAFE Small Cap Index return.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Large Cap Fund’s total return for the one-year period was below the Peer Group and Large Growth Fund Universe median returns and the Russell 1000 Growth Index return by 1.79%, 3.41%, and 4.08%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the Index return by 0.34%, 1.37%, and 3.50%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group median return, the Fund Universe median return, and the Index return by 1.05%, 1.91%, and 3.57%, respectively. The Fund’s annualized total return for the ten-year period was below the Peer Group and Fund Universe median returns and the Index return by 1.36%, 2.53%, and 3.42%, respectively. The Trustees considered that if approved, the Large Cap Fund would be converted to the Multi Strategy Fund within the next quarter.[1] The Trustees also considered the Investment Advisor’s assertion that since the financial crisis, volatility within the large cap growth category has compressed, which stifled the Fund’s potential to outperform its benchmark without taking undue risk.

•	The Small Cap Fund’s total return for the one-year period was below the Small Growth Fund Universe and Peer Group median returns and the Russell 2000 Growth Index return by 9.74%, 9.96%, and 10.68%, respectively. The Fund’s annualized total return for the three-year period was below both the Fund Universe and Peer Group median returns by 2.66%, and below the Index return by 3.91%. The Fund’s annualized total return for the five-year period was below the Fund Universe median return, the Peer Group median return, and the Index return by 1.95%, 2.29%, and 2.80%, respectively. The Fund’s annualized total return for the ten-year period was below the Fund Universe median return, the Index return, and the Peer Group median return by 0.37%, 0.67%, and 1.16%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund continues to meet its long-term objective of capital appreciation while taking less risk than the funds in the Peer Group and Fund Universe, and that during stronger upward market trends, the Fund’s focus on quality investments can lead to underperformance.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Dynamic Fund and the International Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

[1]	The Large Cap Fund changed to the Multi Strategy Fund on July 18, 2017.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.05% and 0.085%, respectively. The Trustees noted that the advisory fee charged by the Investment Advisor with respect to the Fund was the same as its standard fee schedule for separate accounts managed using the Dividend Growth strategy up to the $10 million asset level, but higher than its standard fee schedule above that level. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.22%. The Trustees noted, however, that the average net assets of funds in the Peer Group and the Fund Universe were significantly larger than the average net assets of the Fund.

•	The Dynamic Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.005%, and higher than the Small Blend Fund Universe median by 0.05%. The Trustees considered that the Investment Advisor does not manage any other accounts or products using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.15%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•	The International Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, and higher than the Foreign Small/Mid Blend Fund Universe median by 0.05%. The Trustees considered that the Investment Advisor does not manage any other accounts or products using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.03% and 0.09%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•	The investment advisory fee proposed to be paid by the Multi Strategy Fund (gross of fee waivers) was lower than the Peer Group and Tactical Allocation Fund Universe medians. The Trustees considered that the Investment Advisor does not manage any other accounts or products using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also considered that the Investment Advisor would not charge any advisory fees with respect to Multi Strategy Fund assets that were invested in other Oak Ridge Funds. The estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

•	The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Small Growth Fund Universe median by 0.0315% and the Peer Group median by 0.0362%. The Trustees noted that at the Fund’s asset level, the fee for the Fund is higher than the Investment Advisor’s standard fee schedule for institutional accounts managed using its Small/Mid Cap strategy. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.02% and 0.10%, respectively. The Trustees noted the Investment Advisor’s assertion that it is seeking to obtain greater economies of scale in total expenses through broader distribution of the Fund, and that the Investment Advisor expects that as its marketing efforts garner more assets, the Fund’s actual expenses will eventually decrease.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement and the compensation proposed to be paid under the Amended and Restated Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended March 31, 2017, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Dividend Fund and Dynamic Fund, had waived portions of its advisory fee for the International Fund and the Small Cap Fund, and had not realized a profit with respect to the Dividend Fund and the Dynamic Fund. The Board noted that half of the Investment Advisor’s advisory fee waiver and subsidization of operating expenses for the Dynamic Fund and the International Fund was paid by the Sub-Advisor. In reviewing the estimated profitability to the Investment Advisor of its relationship with the Multi Strategy Fund in the first year following the Fund’s conversion from the Large Cap Fund, the Board observed that the Investment Advisor intended to invest all of the Multi Strategy Fund’s assets in other Oak Ridge Funds during that period, and therefore would not earn any advisory fees from the Multi Strategy Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the International Fund and the Small Cap Fund were reasonable.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than receipt of its investment advisory fees), including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints for the Dividend Fund, Dynamic Fund, International Fund, and Multi Strategy Fund, the asset levels of those Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With regard to the Small Cap Fund, the Board also noted that the advisory fee schedule for the Fund included a breakpoint at $1 billion, and therefore economies of scale would be shared by the Investment Advisor with the Fund’s shareholders as the assets of the Fund grow.

Algert Global, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Dynamic Fund and the International Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Dynamic Fund and the International Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Dynamic Fund and the International Fund, and noted that the Sub-Advisor paid half of the Investment Advisor’s advisory fee waiver and subsidy of operating expenses for each of those Funds. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Board also considered that the sub-advisory fee for each of the Dynamic Fund and the International Fund was lower than the standard fees that the Sub-Advisor charges to its institutional clients for separately managed accounts utilizing the Algert U.S. Small Cap strategy and the Algert International Small Cap strategy, respectively. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.

Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Dynamic Fund and the International Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Dynamic Fund and the International Fund (other than the receipt of its sub-advisory fees), including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds, as applicable. In addition, based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended and Restated Advisory Agreement was in the best interests of the Multi Strategy Fund and its shareholders and, accordingly, approved the Amended and Restated Advisory Agreement with respect to that Fund.

Oak Ridge Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2017 to November 30, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2017 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Small Cap Growth Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class A	Actual Performance	$ 1,000.00	$ 1,109.80	$ 7.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.19	6.94
Class C	Actual Performance	1,000.00	1,105.00	11.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.22	10.92
Class I	Actual Performance	1,000.00	1,111.50	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.81	5.31
Class K	Actual Performance	1,000.00	1,111.90	4.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.48	4.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.37%, 2.16%, 1.05% and 0.92% for Class A, Class C, Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
International Small Cap Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class A	Actual Performance	$ 1,000.00	$ 1,108.70	$ 7.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	7.58
Class I	Actual Performance	1,000.00	1,109.40	6.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.32

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2017 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Dynamic Small Cap Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class A	Actual Performance	$ 1,000.00	$ 1,164.60	$ 7.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.06	7.08
Class I	Actual Performance	1,000.00	1,165.70	6.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.07	5.84

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Disciplined Growth Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class I	Actual Performance	$ 1,000.00	$ 1,083.40	$ 4.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Multi Strategy Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class A	Actual Performance	$ 1,000.00	$ 1,102.10	$ 6.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.05	6.07
Class C	Actual Performance	1,000.00	1,097.50	11.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.54	10.60
Class I	Actual Performance	1,000.00	1,102.40	6.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.21	5.92

*	Expenses are equal to the Fund’s annualized expense ratios of 1.20%, 2.10% and 1.17% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2017 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Dividend Growth Fund		6/1/17	11/30/17	6/1/17 – 11/30/17
Class A	Actual Performance	$ 1,000.00	$ 1,118.00	$ 6.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.81	6.32
Class I	Actual Performance	1,000.00	1,118.50	5.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*	Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Oak Ridge Funds

Each a series of Investment Managers Series Trust

Advisor

Oak Ridge Investments, LLC

10 South LaSalle Street

Suite 1900

Chicago, Illinois 60603

Sub-Advisor

Algert Global LLC

555 California Street, Suite 3325

San Francisco, California 94104

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Small Cap Growth Fund - Class A	ORIGX	46141P 123
Oak Ridge Small Cap Growth Fund - Class C	ORICX	46141P 131
Oak Ridge Small Cap Growth Fund - Class I	ORIYX	46141P 156
Oak Ridge Small Cap Growth Fund - Class K	ORIKX	46141P 149
Oak Ridge International Small Cap Fund - Class A	ORIAX	46141Q 717
Oak Ridge International Small Cap Fund - Class I	ORIIX	46141Q 691
Oak Ridge Dynamic Small Cap Fund - Class A	ORSAX	46141Q 733
Oak Ridge Dynamic Small Cap Fund - Class I	ORSIX	46141Q 725
Oak Ridge Disciplined Growth Fund - Class I	ODGIX	46141Q 469
Oak Ridge Multi Strategy Fund - Class A	ORILX	46141P 180
Oak Ridge Multi Strategy Fund - Class C	ORLCX	46141P 172
Oak Ridge Multi Strategy Fund - Class I	PORYX	46141P 164
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719

Privacy Principles of the Oak Ridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

Oak Ridge Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/2018